General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

Note 1:- General

a.	Arbe Robotics Ltd. (the “Company”) was founded and registered on November 4, 2015, and commenced its activity in January 2016. The Company, a global leader in perception radar solutions, is spearheading a radar revolution, enabling safe driver-assist systems today while paving the way to full autonomous-driving. The Company’s radar technology is a critical sensor for L2+ and higher autonomy. The Company is a provider of imaging radar solutions, and we are leading a radar revolution, bringing uncompromised imaging capabilities to various markets. In the private automotive market we are enabling safe driver-assist systems today while paving the way for fully autonomous driving in the future. We are a Tier 2 supplier, empowering Tier-1 companies, which are companies that supply parts or systems directly to OEMs (car manufacturers), autonomous ground vehicles, commercial and industrial vehicles. We are both chipset providers and solution providers for other markets, such as defense and homeland security, roboraxi, robotrucks, offhighway vehicles and a wide array of safety applications with next-generation sensing based on our proprietary chipset and perception algorithms.

The Company’s ordinary shares are listed on the Nasdaq Stock Market (“Nasdaq”) and the Tel Aviv Stock Exchange (“TASE”) under the symbols “ARBE,” the Company’s publicly traded warrants are listed on Nasadaq under the symbol “ARBEW,” and the Company’s convertible bond are listed on TASE. Pursuant to statutory exemption available for dual listed companies under the Israeli securities and companies’ laws, since the Company’s ordinary shares are listed on Nasdaq and TASE, the Company’s reporting requirements are in substance in accordance with the provisions applicable to Nasdaq listed foreign private issuers.

b.	On October 26, 2017, the Company established a Delaware subsidiary, Arbe Robotics US Inc. Arbe Robotics US Inc is engaged mainly in the Company’s sales and operate as the Company’s distributor in the U.S.

c.	On October 7, 2021, the Company consummated the merger (the “Merger”) pursuant to which the Company’s wholly-owned subsidiary, Autobot MergerSub, Inc. (“Merger Sub”) was merged with Industrial Tech Acquisitions Inc. (“ITAC”) pursuant to which ITAC became a wholly-owned subsidiary of the Company, and the Company issued ordinary shares and warrants to the holders of ITAC common stock and warrants, respectively. In connection with the Merger, the name of ITAC was changed to Autobot HoldCo, Inc.

In connection with the Merger, and immediately prior to the closing of the Merger, the Company effected a recapitalization (the “Recapitalization”), which was approved by the Company’s directors and shareholders.

Pursuant to the Merger, Arbe issued to ITAC securityholders (a) 3,866,842 ordinary shares to the holders of ITAC common stock and (b) 10,735,680 Arbe warrants to the holders of ITAC warrants, of which 7,623,600 warrants are public warrants and 3,112,080 warrants are private warrants.

Total gross proceeds resulted from the Merger and the related PIPE financing were approximately $118,288, of which total transaction costs amounted to approximately $16,707. The total gross proceeds include the $100,000 from the sale of 10,000,000 ordinary shares to the PIPE investors at $10.00 per share.

On December 31, 2024, the Company completed the liquidation of Autobot HoldCo, Inc.

d.	On February 5, 2024, the Company established a Chinese subsidiary, Shanghai Arbe Technologies Co., Ltd (“Arbe China”). Arbe China was formed to assist mainly in providing customer support in the China region.

e.	The Company depends on one supplier for the development and productization of its products. If this supplier fails to deliver or delays the delivery of the necessary products, the Company will be required to seek alternative sources of supply. A change in supplier could result in manufacturing delays and increased costs, which could result in a possible loss of sales which would adversely affect the Company’s business, prospects, results of operations and financial position.

f.	As the Company operates internationally and substantially its revenue is derived from sales outside of Israel, the business is affected by inflation, supply chain issues and economic conditions in countries in which the Company is seeking to conduct business, security and cybersecurity issues, fiscal and monetary policies, tariffs, interest rates and regulations affection the automotive industry, the timing by the automotive and other industries on the introduction of unmanned automobiles and other unmanned devices, safety concerns and well as the effect of regional conflicts and steps taken by governments with respect to parties to such conflicts. As an Israeli company, the Company is also subject to the effect on Israel and the Israeli economy of the present war with Iran and Hezbollah. On February 28, 2026, the United States and Israel launched military attacks against Iran, targeting primarily nuclear, military and leadership sites. In support of Iran, Hezbollah commenced strikes against Israel, and Israel responded with air attacks against Lebanon and has announced a ground attack on the southern portion of Lebanon which borders Israel.

As a result of these hostilities, missiles and drones are fired at Israel, including Tel Aviv, on a daily basis. There is a call-up of Israel’s working population, including some of our employees, and the effect of any potential boycott, both of Israeli products and business, and of stocks in Israeli companies may affect our business.

As of the date of these financial statements, our operations and financial results have not been affected in any material effect, and we are constantly considering and taking different measures to address these conflict risks.

g.	The Company has incurred losses from operations since its inception and has had negative cash flow from operating activities. On January 26, 2026, the Company raised gross proceeds of $18,500 in an underwritten registered direct public offering. Refer to Note 15.